Income Tax (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of Income Tax [Abstract]
Expected expense (ISR)	$ 1,354,965		$ 1,811,667	$ 1,678,379
Expected expense (Percentage)	30.00%	30.00%	30.00%	30.00%
Increase (decrease) resulting from:
Net effects of inflation (ISR)	$ (276,758)		$ (329,516)	$ (144,611)
Net effects of inflation (Percentage)	(6.00%)	(6.00%)	(5.00%)	(2.00%)
(Non-taxable income) Non-deductible expenses (ISR)	$ 16,648		$ 88,330	$ 14,550
(Non-taxable income) Non-deductible expenses (Percentage)	0.00%	0.00%	1.00%	0.00%
Effect of rate difference of foreign subsidiary (ISR)	$ (16,572)		$ 702	$ 21,979
Effect of rate difference of foreign subsidiary (Percentage)	(0.00%)	(0.00%)	0.00%	0.00%
Effect from non-deductible employee benefits (ISR)	$ 90,820		$ 83,953	$ 71,868
Effect from non-deductible employee benefits (Percentage)	2.00%	2.00%	1.00%	1.00%
Effect of change of income tax rate in the United States of America (ISR)	$ 0	$ 0	$ (443,104)	$ 0
Effect of change of income tax rate in the United States of America (Percentage)			(7.00%)	0.00%
Cancellation of loss by acquisition (ISR)	$ 0		$ (129,036)	$ 0
Cancellation of loss by acquisition (Percentage)	0.00%	0.00%	(2.00%)	0.00%
Other (ISR)	$ (14,126)		$ 1,448	$ 1,268
Other (Percentage)	(0.00%)	(0.00%)	0.00%	0.00%
Income tax expense (ISR)	$ 1,154,978		$ 1,084,444	$ 1,643,433
Income tax expense (Percentage)	26.00%	26.00%	18.00%	29.00%